RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Schedule of the activity in the restructuring liability
The following table provides the activity in the restructuring liability:

	2014	2013
Balance, beginning of year	$88	$654
Expensed in year	1,598	171
Disbursements	(1,261)	(739)
Foreign exchange	(77)	2
Balance, end of year	$348	$88

Classification:
Accounts payable and accrued liabilities	$348	$88

By restructuring initiative:
June 2014	270	—
May 2009 and prior	78	88
	$348	$88